UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     August 11, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $590,070 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUICOR TECHNOLOGY INC        COM              00489A107    14349  2657283 SH       SOLE                  2657283
ACUSPHERE INC                  COM              00511R870     6915  2016098 SH       SOLE                  2016098
ALLIANCE ONE INTL INC          COM              018772103    44388  9997225 SH       SOLE                  9997225
CATALYTICA ENERGY SYS INC      COM              148884109     3878  2730700 SH       SOLE                  2730700
COLD SPRING CAP INC            COM              192865103     2633   487650 SH       SOLE                   487650
CORE MARK HOLDING CO INC       COM              218681104    16022   447545 SH       SOLE                   447545
COURTSIDE ACQUISITION CORP     COM              22274N102     7743  1489000 SH       SOLE                  1489000
DHB INDS INC                   COM              23321E103      940   598800 SH       SOLE                   598800
DIME BANCORP INC NEW           *W EXP 99/99/999 25429Q110      844  3836689 SH       SOLE                  3836689
ENDEAVOR ACQUISITION CORP      COM              292577103      161    22500 SH       SOLE                    22500
GENERAL FINANCE CORP           COM              369822101     2429   335000 SH       SOLE                   335000
GLOBAL LOGISTICS ACQUISITION   COM              379414105     3191   434100 SH       SOLE                   434100
GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103     3015   548100 SH       SOLE                   548100
HARBOR ACQUISITION CORPORATI   COM              41145X107     6538  1210700 SH       SOLE                  1210700
HORIZON LINES INC              COM              44044K101    33030  2061800 SH       SOLE                  2061800
JK ACQUISITION CORP            COM              47759H106     5588  1044400 SH       SOLE                  1044400
LAIDLAW INTL INC               COM              50730R102    25205  1000200 SH       SOLE                  1000200
MILLS CORP                     COM              601148109    47262  1766800 SH       SOLE                  1766800
NEWS CORP                      CL A             65248E104   121145  6316200 SH       SOLE                  6316200
NEWS CORP                      CL B             65248E203    59503  2948600 SH       SOLE                  2948600
NORTH AMERN INS LEADERS INC    COM              65687M104      906   124900 SH       SOLE                   124900
NOVELIS INC                    COM              67000X106     3237   150000 SH       SOLE                   150000
OMNOVA SOLUTIONS INC           COM              682129101    45283  7972300 SH       SOLE                  7972300
PORTLAND GEN ELEC CO           COM NEW          736508847     2919   116897 SH       SOLE                   116897
PXRE GROUP LTD                 COM              G73018106    11453  3078800 SH       SOLE                  3078800
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106    17094  6600000 SH       SOLE                  6600000
SANFILIPPO JOHN B & SON INC    COM              800422107    10586   798967 SH       SOLE                   798967
STAR MARITIME ACQUISITION CO   COM              85516E107    18911  1861300 SH       SOLE                  1861300
SYNERON MEDICAL LTD            ORD SHS          M87245102    13434   643400 SH       SOLE                   643400
TRM CORP                       COM              872636105    12630  1822500 SH       SOLE                  1822500
USA MOBILITY INC               COM              90341G103    21685  1306351 SH       SOLE                  1306351
WALTER INDS INC                COM              93317Q105    27153   471000 SH       SOLE                   471000
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